S-K 1603(c) Fiduciary Duties to Other Companies	May 29, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Matthew Brown	HGM	Investing	Special Situations Partner
Ajit (Jito) Chadha	HGM	Investing	Partner
	nventr.ai	Enterprise AI platform	Founder and Chief Executive Officer
	Rule14	Data analytics platform	Chief Executive Officer
James Reynolds	XBP Global	BPA and Enterprise Software Company	Board Member
Sriram Ramanathan	XBP Global	BPA and Enterprise Software Company	Group Chief Technology Officer
	Vironix Health	AI-enabled Virtual Healthcare	Founder and Advisor
Matt Swann	House of Doge	Digital Currency	Chief Digital Officer
	Thredd	AI-first, Cloud-enabled Payment Processor	Board Member
	IP Strategy	Digital asset treasury company	Board Member
	Oak HC/FT	Investing	Technical Advisor
	Advent	Investing	Technical Advisor
Joseph Bradley	JMB Catalyst X	Investing	Chief Executive Officer